Goodwill and Intangible Assets, net	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets, net [Abstract]
Goodwill and Intangible Assets, net
Note 10 - Goodwill and Intangible Assets, net

A.	Goodwill

	December 31,
	2011	2010
	U.S. Dollars

Balance as of December 31	3,653	3,653

As of December 31, 2011 and 2010, based on the Company's annual impairment test, no impairment charge was recognized.

B.	Intangible assets, net

	December 31,
	2011	2010
	U.S. Dollars
Patent registration costs	1,441	958
IPR&D	1,002	1,002
Technology	2,854	2,854
Customer relationships	45	45

Intangible assets at cost	5,342	4,859

Accumulated amortization	(1,151)	(696)

Total intangible asset, net	4,191	4,163

Patent registration costs are amortized over their estimated useful life of 10 years. Customer relationships and the Legend technology are amortized over their estimated useful lives of 5 years. The remaining technologies are amortized over their estimated useful lives of 10-12 years.

Amortization expense for the years ended December 31, 2011, 2010 and 2009 amounted to $455, $400 and $236, respectively. The amortization expense for 2011 includes the write-off of patents with a net value of $24 which were abandoned (in 2010 and 2009 - $0 and $102, respectively).

As of December 31, 2011, the estimated amortization expenses of intangible assets for the years 2012 to 2016 is as follows:

Year ending December 31,	U.S. Dollars
2012	530
2013	530
2014	489
2015	447
2016	447
2,443

As of December 31, 2011 and 2010, based on the Company's annual impairment test with respect to the acquired IPR&D, no impairment charge was recognized.